T. ROWE PRICE Tax-Efficient Equity Fund
November 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.5%
COMMUNICATION SERVICES 11.6%
Entertainment 1.9%
Activision Blizzard  9,000 527
Electronic Arts  11,400 1,416
Netflix (1) 12,000 7,703
Roku (1) 12,000 2,731
Sea, ADR (1) 5,700 1,642
Spotify Technology (1) 13,500 3,220
Take-Two Interactive Software (1) 3,152 523
Zynga, Class A (1) 68,700 414
18,176
Interactive Media & Services 9.2%
Alphabet, Class C (1) 17,579 50,083
Baidu, ADR (1) 5,800 869
Bumble, Class A (1) 6,959 239
IAC/InterActiveCorp (1) 3,246 434
Match Group (1) 24,374 3,168
Meta Platforms, Class A (1) 83,186 26,991
Pinterest, Class A (1) 41,373 1,657
Snap, Class A (1) 83,600 3,980
Vimeo (1) 23,345 451
ZoomInfo Technologies, Class A (1) 5,434 335
88,207
Media 0.4%
Altice USA, Class A (1) 14,800 234
Cable One  2,143 3,798
4,032
Wireless Telecommunication Services 0.1%
T-Mobile U.S. (1) 6,773 737
737
Total Communication Services 111,152
CONSUMER DISCRETIONARY 15.8%
Auto Components 0.0%
Aptiv (1) 2,410 386
386
Automobiles 2.2%
Ferrari  4,240 1,104
Rivian Automotive, Class A (1) 29,687 3,555
Tesla (1) 14,725 16,857
21,516

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Distributors 0.0%
Pool  581 322
322
Diversified Consumer Services 0.2%
Bright Horizons Family Solutions (1) 5,300 652
Service Corp. International  18,480 1,223
Terminix Global Holdings (1) 3,900 145
2,020
Hotels, Restaurants & Leisure 2.5%
Airbnb, Class A (1) 13,472 2,325
Booking Holdings (1) 607 1,276
Caesars Entertainment (1) 1,300 117
Chipotle Mexican Grill (1) 2,700 4,437
Domino's Pizza  4,637 2,430
DraftKings, Class A (1)(2) 37,000 1,278
Hilton Worldwide Holdings (1) 22,500 3,039
MGM Resorts International  67,500 2,672
Papa John's International  2,400 293
Restaurant Brands International (2) 16,302 913
Starbucks  20,275 2,223
Wynn Resorts (1) 5,300 429
Yum China Holdings  21,698 1,087
Yum! Brands  14,700 1,806
24,325
Household Durables 0.1%
NVR (1) 250 1,306
1,306
Internet & Direct Marketing Retail 5.4%
Alibaba Group Holding, ADR (1) 6,463 824
Amazon.com (1) 12,079 42,362
Chewy, Class A (1)(2) 26,541 1,812
Coupang (1) 8,741 231
Etsy (1) 16,098 4,420
MercadoLibre (1) 1,900 2,258
Wayfair, Class A (1)(2) 1,500 372
52,279
Multiline Retail 0.6%
Dollar General  19,248 4,260
Dollar Tree (1) 4,851 649
Ollie's Bargain Outlet Holdings (1) 9,392 581
5,490

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Specialty Retail 3.7%
AutoZone (1) 1,054 1,915
Burlington Stores (1) 4,200 1,231
CarMax (1) 14,489 2,047
Carvana (1) 9,181 2,574
Five Below (1) 9,400 1,912
Floor & Decor Holdings, Class A (1) 5,200 670
Home Depot  25,840 10,352
O'Reilly Automotive (1) 7,053 4,501
RH (1) 500 292
Ross Stores  12,200 1,331
TJX  31,077 2,157
Tractor Supply  15,752 3,549
Ulta Beauty (1) 6,900 2,649
Warby Parker, Class A (1) 1,201 61
Williams-Sonoma  2,800 546
35,787
Textiles, Apparel & Luxury Goods 1.1%
Lululemon Athletica (1) 10,360 4,708
NIKE, Class B  33,449 5,661
10,369
Total Consumer Discretionary 153,800
CONSUMER STAPLES 2.2%
Beverages 1.2%
Boston Beer, Class A (1) 350 158
Brown-Forman, Class B  12,512 880
Constellation Brands, Class A  9,000 2,028
Diageo, ADR  23,800 4,835
Keurig Dr Pepper  24,615 837
Monster Beverage (1) 16,028 1,343
PepsiCo  6,800 1,087
11,168
Food & Staples Retailing 0.1%
BJ's Wholesale Club Holdings (1) 10,500 694
Casey's General Stores  2,000 389
1,083
Food Products 0.5%
Darling Ingredients (1) 22,000 1,485
Hershey  11,283 2,003
McCormick  11,162 958
Tyson Foods, Class A  2,500 197
4,643

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Household Products 0.2%
Church & Dwight  8,519 761
Clorox  3,767 614
Colgate-Palmolive  8,400 630
2,005
Personal Products 0.1%
Estee Lauder, Class A  2,700 897
897
Tobacco 0.1%
Philip Morris International  9,100 782
782
Total Consumer Staples 20,578
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Devon Energy  50,000 2,103
Pioneer Natural Resources  9,700 1,729
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $15 (1)(3)(4) 5 30
Venture Global LNG, Series C, Acquisition Date: 10/16/17 -
3/8/18, Cost $216 (1)(3)(4) 58 345
Total Energy 4,207
FINANCIALS 3.8%
Banks 0.2%
First Republic Bank  7,100 1,489
SVB Financial Group (1) 500 346
1,835
Capital Markets 3.0%
BlackRock  2,600 2,352
Cboe Global Markets  8,479 1,093
Charles Schwab  23,083 1,786
CME Group  7,310 1,612
FactSet Research Systems  800 375
Intercontinental Exchange  6,200 811
MarketAxess Holdings  5,260 1,855
Moody's  7,461 2,915
MSCI  8,100 5,099
Nasdaq  1,700 346
S&P Global  16,910 7,706
Tradeweb Markets, Class A  28,640 2,749
28,699

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance 0.1%
Discover Financial Services  11,300 1,219
1,219
Insurance 0.5%
Arthur J Gallagher  7,000 1,140
Assurant  1,300 198
Hartford Financial Services Group  15,500 1,025
Marsh & McLennan  12,500 2,050
Progressive  8,833 821
5,234
Total Financials 36,987
HEALTH CARE 12.9%
Biotechnology 2.4%
Agios Pharmaceuticals (1) 2,000 71
Alnylam Pharmaceuticals (1) 4,801 882
Amgen  4,080 811
Argenx, ADR (1) 1,733 484
Ascendis Pharma, ADR (1) 1,454 199
Biogen (1) 3,108 733
BioMarin Pharmaceutical (1) 5,900 509
BioNTech, ADR (1) 19,028 6,693
Blueprint Medicines (1) 3,100 298
Denali Therapeutics (1) 2,500 116
Exact Sciences (1) 17,207 1,469
Exelixis (1) 11,000 185
Fate Therapeutics (1) 2,300 127
Genmab, ADR (1) 66,088 2,546
Horizon Therapeutics (1) 7,200 747
Incyte (1) 8,359 566
Kodiak Sciences (1) 1,545 142
Mirati Therapeutics (1) 400 55
Natera (1) 3,000 274
Neurocrine Biosciences (1) 5,245 437
Regeneron Pharmaceuticals (1) 3,400 2,164
Seagen (1) 11,698 1,872
Ultragenyx Pharmaceutical (1) 3,500 263
United Therapeutics (1) 1,200 227
Vertex Pharmaceuticals (1) 6,599 1,234
23,104
Health Care Equipment & Supplies 2.8%
ABIOMED (1) 2,300 724
Align Technology (1) 6,786 4,150
Becton Dickinson & Company  3,100 735

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cooper  3,600 1,355
Dexcom (1) 7,215 4,059
Hologic (1) 13,500 1,009
ICU Medical (1) 613 139
IDEXX Laboratories (1) 5,162 3,139
Intuitive Surgical (1) 20,340 6,597
Novocure (1) 4,000 374
Ortho Clinical Diagnostics Holdings (1) 11,618 222
Penumbra (1) 2,900 712
Quidel (1) 1,200 177
ResMed  6,600 1,682
Shockwave Medical (1) 2,500 451
STERIS  2,365 517
Teleflex  3,600 1,071
27,113
Health Care Providers & Services 3.1%
Acadia Healthcare (1) 3,300 185
Amedisys (1) 2,900 405
Anthem  7,247 2,944
Centene (1) 13,349 953
DaVita (1) 2,800 265
Guardant Health (1) 3,939 414
HCA Healthcare  12,300 2,775
Humana  3,053 1,282
McKesson  13,500 2,926
Molina Healthcare (1) 8,314 2,371
UnitedHealth Group  34,600 15,370
29,890
Health Care Technology 0.5%
Multiplan (1)(2) 10,000 40
Teladoc Health (1) 500 51
Veeva Systems, Class A (1) 15,092 4,265
4,356
Life Sciences Tools & Services 3.0%
Adaptive Biotechnologies (1) 4,527 118
Agilent Technologies  15,008 2,265
Avantor (1) 106,738 4,214
Bio-Rad Laboratories, Class A (1) 3,400 2,561
Bio-Techne  3,700 1,746
Bruker  3,500 283
Illumina (1) 4,319 1,578
IQVIA Holdings (1) 3,300 855
Mettler-Toledo International (1) 2,213 3,351
Pacific Biosciences of California (1) 6,400 149

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Repligen (1) 12,700 3,639
Thermo Fisher Scientific  10,519 6,657
West Pharmaceutical Services  3,200 1,416
28,832
Pharmaceuticals 1.1%
Catalent (1) 7,200 926
Elanco Animal Health (1) 38,114 1,095
Eli Lilly and Company  17,600 4,366
Royalty Pharma, Class A  4,200 167
Zoetis  18,568 4,123
10,677
Total Health Care 123,972
INDUSTRIALS & BUSINESS SERVICES 7.1%
Aerospace & Defense 0.5%
BWX Technologies  6,200 296
Hexcel (1) 3,500 180
Huntington Ingalls Industries  1,000 177
L3Harris Technologies  3,617 756
Northrop Grumman  3,700 1,291
TransDigm Group (1) 2,928 1,692
4,392
Air Freight & Logistics 0.6%
Expeditors International of Washington  2,700 329
United Parcel Service, Class B  28,126 5,579
5,908
Airlines 0.1%
Alaska Air Group (1) 6,000 291
Southwest Airlines (1) 6,500 289
580
Building Products 0.3%
A.O. Smith  3,500 277
Allegion  5,600 693
Fortune Brands Home & Security  6,300 633
Trane Technologies  8,900 1,661
3,264
Commercial Services & Supplies 1.2%
Cintas  9,100 3,842
Copart (1) 12,426 1,804
IAA (1) 28,000 1,352
Republic Services  6,500 860
Ritchie Bros Auctioneers  3,000 204
Rollins  23,000 765

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Waste Connections  21,710 2,889
11,716
Construction & Engineering 0.1%
Valmont Industries  2,200 526
526
Electrical Equipment 0.5%
AMETEK  1,787 244
Generac Holdings (1) 7,900 3,328
Hubbell  1,600 313
Rockwell Automation  3,472 1,167
Shoals Technologies Group, Class A (1) 6,039 170
5,222
Industrial Conglomerates 0.1%
Roper Technologies  1,842 855
855
Machinery 0.4%
Cummins  4,163 873
Deere  4,347 1,502
Graco  2,500 182
IDEX  925 208
Middleby (1) 2,300 402
Otis Worldwide  5,000 402
PACCAR  4,000 333
Toro  1,800 181
Woodward  1,500 159
4,242
Professional Services 2.1%
Booz Allen Hamilton Holding  9,200 772
Clarivate (1) 4,263 99
CoStar Group (1) 73,910 5,747
Equifax  10,614 2,958
IHS Markit  23,000 2,940
Legalzoom.com (1) 8,863 160
Leidos Holdings  2,400 211
TransUnion  37,651 4,186
Upwork (1) 7,100 265
Verisk Analytics  10,581 2,379
19,717
Road & Rail 1.1%
Canadian Pacific Railway (2) 14,200 994
JB Hunt Transport Services  1,309 250
Kansas City Southern  7,000 2,036
Landstar System  1,400 236

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Old Dominion Freight Line  9,067 3,220
Union Pacific  18,200 4,289
11,025
Trading Companies & Distributors 0.1%
Fastenal  4,100 242
United Rentals (1) 2,500 847
Watsco  1,068 313
1,402
Total Industrials & Business Services 68,849
INFORMATION TECHNOLOGY 43.3%
Communications Equipment 0.2%
Motorola Solutions  7,300 1,848
1,848
Electronic Equipment, Instruments & Components 1.5%
Amphenol, Class A  61,294 4,939
CDW  24,493 4,638
Cognex  7,912 611
IPG Photonics (1) 800 131
Keysight Technologies (1) 3,918 762
Littelfuse  793 237
Zebra Technologies, Class A (1) 5,846 3,442
14,760
IT Services 8.2%
Accenture, Class A  15,836 5,660
Affirm Holdings (1) 5,800 735
Akamai Technologies (1) 2,000 225
Automatic Data Processing  4,500 1,039
Broadridge Financial Solutions  8,261 1,393
EPAM Systems (1) 4,537 2,761
Euronet Worldwide (1) 2,054 208
Fidelity National Information Services  5,003 523
Fiserv (1) 7,000 676
FleetCor Technologies (1) 6,300 1,305
Gartner (1) 8,100 2,529
Genpact  6,600 319
Global Payments  3,857 459
GoDaddy, Class A (1) 4,377 307
Mastercard, Class A  40,700 12,817
MongoDB (1) 6,000 2,989
Okta (1) 13,100 2,819
Paychex  4,300 513
PayPal Holdings (1) 48,673 8,999
Shopify, Class A (1) 5,100 7,761

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Snowflake, Class A (1) 2,846 968
Square, Class A (1) 20,500 4,271
Squarespace, Class A (1)(2) 758 25
Toast, Class A (1) 3,734 149
Twilio, Class A (1) 13,248 3,791
VeriSign (1) 4,292 1,030
Visa, Class A  76,000 14,726
WEX (1) 667 84
Wix.com (1) 1,100 168
79,249
Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices (1) 31,000 4,909
Analog Devices  19,575 3,528
Enphase Energy (1) 8,600 2,150
Entegris  34,560 5,049
KLA  26,776 10,928
Lam Research  6,260 4,256
Lattice Semiconductor (1) 5,727 435
Marvell Technology  8,302 591
Microchip Technology  61,822 5,158
MKS Instruments  2,000 304
Monolithic Power Systems  9,912 5,486
NVIDIA  108,800 35,552
ON Semiconductor (1) 14,300 878
QUALCOMM  41,575 7,507
Silicon Laboratories (1) 1,500 294
Skyworks Solutions  19,100 2,897
Taiwan Semiconductor Manufacturing, ADR  27,400 3,210
Teradyne  10,000 1,529
Xilinx  22,369 5,110
99,771
Software 18.2%
Adobe (1) 16,092 10,779
Anaplan (1) 10,400 445
ANSYS (1) 4,000 1,566
AppLovin, Class A (1)(2) 8,400 765
Aspen Technology (1) 3,100 450
Atlassian, Class A (1) 7,391 2,781
Autodesk (1) 7,791 1,980
Avalara (1) 13,100 1,830
Bentley Systems, Class B  2,449 118
Bill.com Holdings (1) 12,392 3,480
Black Knight (1) 28,528 2,039
Cadence Design Systems (1) 18,289 3,246
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $719 (1)(3)(4) 422 719

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
CCC Intelligent Solutions Holdings (1) 6,257 80
Ceridian HCM Holding (1) 6,263 685
Citrix Systems  1,500 121
Confluent, Class A (1) 2,528 197
Coupa Software (1) 10,249 2,016
Crowdstrike Holdings, Class A (1) 16,054 3,486
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $82 (1)(3)(4) 1,711 377
Datadog, Class A (1) 11,749 2,095
DocuSign (1) 17,355 4,276
DoubleVerify Holdings (1) 7,000 216
Dynatrace (1) 8,948 562
Five9 (1) 8,000 1,139
Fortinet (1) 17,100 5,679
Gitlab, Class A (1) 6,922 668
Gitlab, Class B, Acquisition Date: 12/15/20, Cost $190 (1)(4) 4,720 433
Guidewire Software (1) 1,896 221
HubSpot (1) 7,000 5,648
Informatica, Class A (1) 11,600 373
Intuit  14,500 9,458
Manhattan Associates (1) 5,400 843
Microsoft  132,325 43,745
Monday.com (1) 449 162
nCino (1) 7,534 468
Palo Alto Networks (1) 5,800 3,172
Paycom Software (1) 7,648 3,346
Paycor HCM (1)(2) 7,200 212
Paylocity Holding (1) 3,500 883
Procore Technologies (1) 2,391 203
PTC (1) 14,300 1,567
Qualtrics International, Class A (1) 10,232 331
RingCentral, Class A (1) 4,612 996
salesforce.com (1) 48,503 13,821
SentinelOne, Class A (1) 30,143 1,627
ServiceNow (1) 9,800 6,348
Smartsheet, Class A (1) 8,200 525
Snyk, Acquisition Date: 9/3/21, Cost $144 (1)(3)(4) 10,031 144
Splunk (1) 5,000 605
SS&C Technologies Holdings  19,879 1,517
Synopsys (1) 18,227 6,215
Tanium, Class B, Acquisition Date: 9/24/20, Cost $52 (1)(3)(4) 4,598 52
Trade Desk, Class A (1) 51,000 5,275
Tyler Technologies (1) 6,294 3,267
UiPath, Class A (1) 40,107 1,935
Workday, Class A (1) 14,074 3,860
Workiva (1) 2,100 293
Zendesk (1) 6,179 631

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zoom Video Communications, Class A (1) 7,500 1,586
Zscaler (1) 10,500 3,643
175,200
Technology Hardware, Storage & Peripherals 4.8%
Apple  279,200 46,152
46,152
Total Information Technology 416,980
MATERIALS 1.9%
Chemicals 0.9%
Air Products & Chemicals  2,400 690
Albemarle  1,300 346
CF Industries Holdings  7,000 424
Linde  6,100 1,941
PPG Industries  11,500 1,773
RPM International  7,300 664
Sherwin-Williams  7,314 2,423
8,261
Construction Materials 0.3%
Vulcan Materials  12,600 2,415
2,415
Containers & Packaging 0.4%
Ardagh Metal Packaging (1) 22,534 211
Avery Dennison  2,482 509
Ball  24,900 2,327
Sealed Air  5,000 310
3,357
Metals & Mining 0.3%
BHP Group, ADR (2) 32,500 1,826
Steel Dynamics  10,000 598
2,424
Total Materials 16,457
REAL ESTATE 0.5%
Equity Real Estate Investment Trusts 0.5%
Alexandria Real Estate Equities, REIT  2,500 500
CubeSmart, REIT  15,500 836
Equity LifeStyle Properties, REIT  12,200 992
SBA Communications, REIT  7,100 2,441
4,769

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development 0.0%
eXp World Holdings  4,300 158
158
Total Real Estate 4,927
Total Common Stocks (Cost $388,381) 957,909
CONVERTIBLE PREFERRED STOCKS 0.4%
HEALTH CARE 0.0%
Biotechnology 0.0%
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $137 (1)(3)(4) 16,937 137
Total Health Care 137
INFORMATION TECHNOLOGY 0.4%
Software 0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $43 (1)(3)(4) 25 43
Databricks, Series F, Acquisition Date: 10/22/19, Cost $223 (1)(3)
(4) 5,191 1,145
Databricks, Series G, Acquisition Date: 2/1/21, Cost $252 (1)(3)(4) 1,419 313
Databricks, Series H, Acquisition Date: 8/31/21, Cost $818 (1)(3)
(4) 3,712 818
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $186 (1)(3)
(4) 6,806 186
Rappi, Series E, Acquisition Date: 9/8/20, Cost $523 (1)(3)(4) 8,757 564
Snyk, Series F, Acquisition Date: 9/3/21, Cost $240 (1)(3)(4) 16,718 240
Socure, Series E, Acquisition Date: 10/27/21, Cost $368 (1)(3)(4) 22,915 368
Tanium, Series G, 1/2/24, Acquisition Date: 8/26/15,
Cost $141 (1)(3)(4) 28,431 324
Total Information Technology 4,001
Total Convertible Preferred Stocks (Cost $2,931) 4,138
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 0.06% (5)(6) 1,030 1
Total Short-Term Investments (Cost $1) 1

T. ROWE PRICE Tax-Efficient Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.8%
Short-Term Funds 0.8%
T. Rowe Price Short-Term Fund, 0.06% (5)(6) 746,206 7,462
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 7,462
Total Securities Lending Collateral (Cost $7,462) 7,462
Total Investments in Securities 100.7%
(Cost $398,775) $ 969,510
Other Assets Less Liabilities (0.7)% (6,837)
Net Assets 100.0% $ 962,673
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at November 30, 2021.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $6,238 and represents 0.6% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Tax-Efficient Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.06% $ — $ — $ —
T. Rowe Price Short-Term Fund, 0.06% — — — ++
Totals $ — # $ — $ — +
Supplementary Investment Schedule
Affiliate
Value
02/28/21
Purchase
Cost
Sales
Cost
Value
11/30/21
T. Rowe Price Government
Reserve Fund, 0.06% $ 777 ¤ ¤ $ 1
T. Rowe Price Short-Term Fund,
0.06% 4,652 ¤ ¤ 7,462
Total $ 7,463 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,463.

T. ROWE PRICE Tax-Efficient Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Efficient Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Tax-Efficient Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE Tax-Efficient Equity Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F136-054Q3 11/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 955,809 $ 433 $ 1,667 $ 957,909
Convertible Preferred Stocks — — 4,138 4,138
Short-Term Investments 1 — — 1
Securities Lending Collateral 7,462 — — 7,462
Total $ 963,272 $ 433 $ 5,805 $ 969,510